Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB

Account receivables of collaborative arrangement- non-current	-	622,347
Prepayments and other receivables due from YJW and KeKe-non-current	28,024,937	36,004,491
Receivables of supplier rebates-non-current	4,721,177	401,210
Prepaid consideration for potential acquisitions	-	4,031,676
Long-term deposits	1,697,064	2,090,405

Total	34,443,178	43,150,129